UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23344 and 811-23343
Name of Fund:
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

Master Investment Portfolio II
Advantage CoreAlpha Bond Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 29 (a)	0.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 2.20%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Institutional Shares	2.20%	(0.30	) %	1.46%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Annual Shareholder Report —

December 31, 2024
BCRIX-12/24-AR

BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 55 (a)	0.54% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 1.94%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor A Shares	1.94%	(0.55	) %	1.16%
Investor A Shares (with sales charge)	(2.14)	(1.36)		0.75
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Annual Shareholder Report —

December 31, 2024
BCRAX-12/24-AR

BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares
|
BCRCX
Annual Shareholder Report — December 31, 2024

This
annual shareholder report
contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 130 (a)	1.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 1.07%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor C Shares	1.07%	(1.29	) %	0.58%
Investor C Shares (with sales charge)	0.09	(1.29)		0.58
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
On
September 17, 2018
, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Annual Shareholder Report —

December 31, 2024
BCRCX-12/24-AR

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 24 (a)	0.24% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 2.13%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to credit-oriented areas of the bond market which were supported by a strong macroeconomic backdrop which drove a tightening of credit spreads. Ongoing strength in corporate fundamentals pulled down spreads over most of the period, while persistently supportive demand factors helped maintain spreads at historically tight levels. In particular, the Fund’s exposure to securitized assets and high yield corporate bonds contributed to absolute return over the period. In sector terms, exposures to banking, consumer cyclical and energy were most additive.
What detracted from performance?
The Fund’s positioning across global interest rate markets was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Class K Shares	2.13%	(0.25	) %	1.51%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 698,367,267
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate of the Master Portfolio	142%
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Prior to March 28, 2016 for Class K Shares, the performance of the class is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of the respective share class of the Predecessor Fund.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Annual Shareholder Report —

December 31, 2024
BCRKX-12/24-AR

Advantage CoreAlpha Bond Master Portfolio
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$ 24	0.24%
Key Master Portfolio statistics
Net Assets	$ 698,686,857
Number of Portfolio Holdings	1,941
Net Investment Advisory Fees	$ 1,673,655
Portfolio Turnover Rate	142%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Master Portfolio invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments (a)
Corporate Bonds	33.1%
U.S. Government Sponsored Agency Securities	28.1%
U.S. Treasury Obligations	18.7%
Non-Agency Mortgage-Backed Securities	12.3%
Asset-Backed Securities	6.9%
Municipal Bonds	0.5%
Foreign Agency Obligations	0.4%
Common Stocks	—	% (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	48.7%
AA/Aa	2.2%
A	13.9%
BBB/Baa	18.8%
BB/Ba	8.8%
B	1.8%
CCC/Caa	0.5%
N/R	5.3%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/
proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Advantage CoreAlpha Bond Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Arthur P. Steinmetz

Lorenzo A. Flores

Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage CoreAlpha Bond Fund	$11,514	$11,500	$0	$0	$17,000	$10,750	$0	$0
Advantage CoreAlpha Bond Master Portfolio	$45,450	$45,400	$0	$0	$0	$27,500	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and

2

“All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage CoreAlpha Bond Fund	$17,000	$10,750
Advantage CoreAlpha Bond Master Portfolio	$0	$27,500

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds VI
• BlackRock Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Advantage CoreAlpha Bond Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Statement of Assets and Liabilities
December 31, 2024

BlackRock Advantange CoreAlpha Bond Fund
ASSETS
Investments, at value — Master Portfolio	$ 698,686,857
Receivables:
Capital shares sold	743,158
From the Administrator	2,595
Withdrawals from the Master Portfolio	322,750
Total assets	699,755,360
LIABILITIES
Payables:
Administration fees	28,733
Capital shares redeemed	1,065,957
Income dividend distributions	225,209
Professional fees	11,501
Service and distribution fees	56,693
Total liabilities	1,388,093
Commitments and contingent liabilities
NET ASSETS	$ 698,367,267
NET ASSETS CONSIST OF
Paid-in capital	$ 908,807,385
Accumulated loss	(210,440,118)
NET ASSETS	$ 698,367,267

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2024

BlackRock Advantange CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 367,054,625
Shares outstanding	42,795,066
Net asset value	$ 8.58
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 265,350,498
Shares outstanding	30,934,393
Net asset value	$ 8.58
Shares authorized	Unlimited
Par value	No par value
Investor C
Net assets	$ 452,896
Shares outstanding	52,778
Net asset value	$ 8.58
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 65,509,248
Shares outstanding	7,631,618
Net asset value	$ 8.58
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations
Year Ended December 31, 2024

BlackRock Advantange CoreAlpha Bond Fund
INVESTMENT INCOME
Other income — unaffiliated	$8,112
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	292,847
Interest — unaffiliated	32,607,945
Securities lending income — affiliated — net	124,834
Expenses	(1,735,256)
Fees waived	61,601
Total investment income	31,360,083
FUND EXPENSES
Service and distribution — class specific	703,690
Administration — class specific	348,791
Professional	11,493
Miscellaneous	5,185
Total expenses	1,069,159
Less:
Fees waived and/or reimbursed by the Administrator	(40,295)
Total expenses after fees waived and/or reimbursed	1,028,864
Net investment income	30,331,219
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(7,280,201)
Investments — affiliated	(2,413)
Forward foreign currency exchange contracts	(98,261)
Foreign currency transactions	(208,170)
Futures contracts	2,264,979
Swaps	77,331
(5,246,735)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(8,117,606)
Investments — affiliated	(6,743)
Forward foreign currency exchange contracts	133,041
Foreign currency translations	(145,819)
Futures contracts	(3,646,789)
Swaps	(1,372,126)
(13,156,042)
Net realized and unrealized loss	(18,402,777)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,928,442
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage CoreAlpha Bond Fund
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,331,219	$30,580,547
Net realized loss	(5,246,735)	(58,508,075)
Net change in unrealized appreciation (depreciation)	(13,156,042)	60,306,586
Net increase in net assets resulting from operations	11,928,442	32,379,058
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(16,121,819)	(18,116,739)
Investor A	(11,802,257)	(10,699,627)
Investor C	(19,310)	(11,027)
Class K	(2,616,453)	(2,554,613)
Decrease in net assets resulting from distributions to shareholders	(30,559,839)	(31,382,006)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,444,096)	(230,335,016)
NET ASSETS
Total decrease in net assets	(20,075,493)	(229,337,964)
Beginning of year	718,442,760	947,780,724
End of year	$698,367,267	$718,442,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$8.78	$8.65	$10.32	$10.79	$10.54
Net investment income(a)	0.39	0.31	0.23	0.21	0.26
Net realized and unrealized gain (loss)	(0.20)	0.15	(1.69)	(0.42)	0.67
Net increase (decrease) from investment operations	0.19	0.46	(1.46)	(0.21)	0.93
Distributions(b)
From net investment income	(0.39)	(0.33)	(0.13)	(0.15)	(0.56)
From net realized gain	—	—	—	(0.06)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—
Total distributions	(0.39)	(0.33)	(0.21)	(0.26)	(0.68)
Net asset value, end of year	$8.58	$8.78	$8.65	$10.32	$10.79
Total Return(c)
Based on net asset value	2.20%	5.41%	(14.24)%	(1.98)%	8.88%
Ratios to Average Net Assets(d)(e)
Total expenses	0.29%	0.30%	0.29%	0.30%	0.28%
Total expenses after fees waived and/or reimbursed	0.29%	0.29%	0.29%	0.30%	0.28%
Net investment income	4.45%	3.58%	2.50%	2.00%	2.42%
Supplemental Data
Net assets, end of year (000)	$367,055	$367,970	$559,142	$839,388	$1,103,299
Portfolio turnover rate of the Master Portfolio(f)	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	118%	107%	123%	261%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$8.78	$8.65	$10.32	$10.79	$10.54
Net investment income(a)	0.36	0.29	0.21	0.18	0.24
Net realized and unrealized gain (loss)	(0.19)	0.14	(1.70)	(0.42)	0.66
Net increase (decrease) from investment operations	0.17	0.43	(1.49)	(0.24)	0.90
Distributions(b)
From net investment income	(0.37)	(0.30)	(0.10)	(0.12)	(0.53)
From net realized gain	—	—	—	(0.06)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—
Total distributions	(0.37)	(0.30)	(0.18)	(0.23)	(0.65)
Net asset value, end of year	$8.58	$8.78	$8.65	$10.32	$10.79
Total Return(c)
Based on net asset value	1.94%	5.15%	(14.46)%	(2.23)%	8.61%
Ratios to Average Net Assets(d)(e)
Total expenses	0.54%	0.55%	0.54%	0.55%	0.53%
Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.54%	0.55%	0.53%
Net investment income	4.18%	3.35%	2.26%	1.74%	2.16%
Supplemental Data
Net assets, end of year (000)	$265,350	$297,914	$322,124	$445,358	$508,792
Portfolio turnover rate of the Master Portfolio(f)	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	118%	107%	123%	261%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$8.79	$8.66	$10.33	$10.80	$10.55
Net investment income(a)	0.30	0.23	0.14	0.11	0.15
Net realized and unrealized gain (loss)	(0.21)	0.14	(1.69)	(0.43)	0.67
Net increase (decrease) from investment operations	0.09	0.37	(1.55)	(0.32)	0.82
Distributions(b)
From net investment income	(0.30)	(0.24)	(0.04)	(0.04)	(0.45)
From net realized gain	—	—	—	(0.06)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—
Total distributions	(0.30)	(0.24)	(0.12)	(0.15)	(0.57)
Net asset value, end of year	$8.58	$8.79	$8.66	$10.33	$10.80
Total Return(c)
Based on net asset value	1.07%	4.36%	(15.09)%	(2.96)%	7.80%
Ratios to Average Net Assets(d)(e)
Total expenses	1.29%	1.30%	1.29%	1.30%	1.28%
Total expenses after fees waived and/or reimbursed	1.29%	1.30%	1.29%	1.29%	1.28%
Net investment income	3.48%	2.64%	1.47%	1.01%	1.32%
Supplemental Data
Net assets, end of year (000)	$453	$431	$413	$865	$1,522
Portfolio turnover rate of the Master Portfolio(f)	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	118%	107%	123%	261%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$8.79	$8.66	$10.33	$10.80	$10.55
Net investment income(a)	0.39	0.32	0.24	0.22	0.27
Net realized and unrealized gain (loss)	(0.21)	0.14	(1.70)	(0.43)	0.66
Net increase (decrease) from investment operations	0.18	0.46	(1.46)	(0.21)	0.93
Distributions(b)
From net investment income	(0.39)	(0.33)	(0.13)	(0.15)	(0.56)
From net realized gain	—	—	—	(0.06)	(0.12)
Return of capital	—	—	(0.08)	(0.05)	—
Total distributions	(0.39)	(0.33)	(0.21)	(0.26)	(0.68)
Net asset value, end of year	$8.58	$8.79	$8.66	$10.33	$10.80
Total Return(c)
Based on net asset value	2.13%	5.46%	(14.19)%	(1.93)%	8.93%
Ratios to Average Net Assets(d)(e)
Total expenses	0.29%	0.30%	0.29%	0.30%	0.28%
Total expenses after fees waived and/or reimbursed	0.24%	0.24%	0.24%	0.25%	0.23%
Net investment income	4.54%	3.67%	2.57%	2.06%	2.46%
Supplemental Data
Net assets, end of year (000)	$65,509	$52,127	$66,102	$72,493	$62,343
Portfolio turnover rate of the Master Portfolio(f)	142%	201%	205%	219%	410%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	118%	107%	123%	261%
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 100.00%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 180,080	$ 139,633	$ 276	$ 28,802	$ 348,791
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor C	Total
BlackRock Advantage CoreAlpha Bond Fund	$ 698,164	$ 5,526	$ 703,690
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $9,852.
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Advantage CoreAlpha Bond Fund	$ 14,243	$ 81
Expense Waivers and Reimbursements:  The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $11,493.
BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $28,802.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
BlackRock Advantage CoreAlpha Bond Fund
Ordinary income	$ 30,559,839	$ 31,382,006
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
BlackRock Advantage CoreAlpha Bond Fund	$ (160,802,461)	$ (49,454,104)	$ (183,553)	$ (210,440,118)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and amortization and accretion methods of premiums and discounts on fixed income securities.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund
Institutional
Shares sold	9,958,592	$ 87,068,769	13,938,310	$ 119,224,109
Shares issued in reinvestment of distributions	1,836,577	15,925,448	2,091,019	18,064,015
Shares redeemed	(10,905,084)	(93,284,468)	(38,755,037)	(325,277,466)
	890,085	$ 9,709,749	(22,725,708)	$ (187,989,342)

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund (continued)
Investor A
Shares sold and automatic conversion of shares	1,153,153	$ 10,001,978	1,355,462	$ 11,764,367
Shares issued in reinvestment of distributions	1,321,667	11,460,396	1,205,780	10,412,490
Shares redeemed	(5,463,638)	(47,414,714)	(5,865,600)	(50,528,553)
	(2,988,818)	$ (25,952,340)	(3,304,358)	$ (28,351,696)
Investor C
Shares sold	25,706	$ 223,087	11,120	$ 96,579
Shares issued in reinvestment of distributions	2,155	18,707	1,223	10,564
Shares redeemed and automatic conversion of shares	(24,128)	(207,560)	(10,996)	(93,896)
	3,733	$ 34,234	1,347	$ 13,247
Class K
Shares sold	3,682,765	$ 31,953,551	3,539,967	$ 30,846,680
Shares issued in reinvestment of distributions	301,299	2,613,677	295,501	2,555,468
Shares redeemed	(2,284,269)	(19,802,967)	(5,539,219)	(47,409,373)
	1,699,795	$ 14,764,261	(1,703,751)	$ (14,007,225)
	(395,205)	$ (1,444,096)	(27,732,470)	$ (230,335,016)
As of December 31, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924  Investor C Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds VI and Shareholders of BlackRock Advantage CoreAlpha Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage CoreAlpha Bond Fund (constituting BlackRock Funds VI, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
BlackRock Advantage CoreAlpha Bond Fund	$ 5,467,036
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
BlackRock Advantage CoreAlpha Bond Fund	$ 29,710,637
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends
BlackRock Advantage CoreAlpha Bond Fund	$ 29,609,606
Important Tax Information

Schedule of Investments
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$663	$ 669,510
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	287	286,366
Series 2023-A, Class 1D, 9.09%, 01/18/28	950	951,151
Series 2023-B, Class B, 7.44%, 09/15/28	1,310	1,328,986
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,522,589
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,041,432
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,545,788
Series 2023-X1, Class D, 9.55%, 11/15/28	450	465,245
Series 2024-A, Class 1B, 5.93%, 02/15/29	500	504,125
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,260,312
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,456,589
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,778,737
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,054,925
Series 2024-X2, Class D, 6.08%, 12/17/29	525	525,968
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	417	421,591
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	231	221,861
Series 2021-N2, Class C, 1.07%, 03/10/28	649	624,277
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 4.95%, 02/26/35(b)	56	53,896
CWABS Asset-Backed Certificates Trust, Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 5.20%, 03/25/34(b)	4	4,574
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	782,146
Exeter Automobile Receivables Trust
Series 2021-4A, Class C, 1.46%, 10/15/27	10	10,078
Series 2023-5A, Class C, 6.85%, 01/16/29	1,160	1,191,942
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 02/26/29(a)	399	395,701
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A3, 4.28%, 02/01/36	85	80,176
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	1,258	1,267,323
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,007,676
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,484,884
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,444,009
Santander Drive Auto Receivables Trust
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,958,840
Series 2024-1, Class C, 5.45%, 03/15/30	510	513,707
Westlake Automobile Receivables Trust(a)
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,091,075
Series 2023-1A, Class C, 5.74%, 08/15/28	3,380	3,408,993
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,952,801
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,105,740
Security	Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2024-1A, Class D, 6.02%, 10/15/29	$1,360	$ 1,384,882
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,052,701
Total Asset-Backed Securities — 7.0% (Cost: $48,929,668)		48,850,596

	Shares
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	57,571
Aerospace & Defense — 0.2%
Boeing Co., 5.93%, 05/01/60	235	217,447
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	230,786
General Dynamics Corp., 2.25%, 06/01/31	550	469,441
Lockheed Martin Corp.
4.15%, 06/15/53	50	39,956
4.30%, 06/15/62	25	19,819
5.90%, 11/15/63	555	579,209
5.20%, 02/15/64	150	139,125
		1,695,783
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	262,764
Phinia, Inc., 6.63%, 10/15/32	206	204,885
		467,649
Automobiles — 0.4%
American Honda Finance Corp., 4.90%, 03/13/29	450	448,456
Carvana Co.(a)(e)
(13.00% PIK), 13.00%, 06/01/30	216	236,817
(9.00% PIK), 9.00%, 12/01/28	307	328,065
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	845	875,568
General Motors Financial Co., Inc., 2.90%, 02/26/25	1,115	1,110,981
		2,999,887
Banks — 6.0%
Banco Santander SA
5.59%, 08/08/28	1,800	1,824,070

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	$400	$ 378,141
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	791,261
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	214,527
(1-day SOFR + 1.15%), 1.32%, 06/19/26	680	668,897
(1-day SOFR + 1.65%), 5.47%, 01/23/35(f)	325	325,356
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	760,955
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	776,630
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30	165	149,110
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38	400	355,758
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	71,237
Bank of Montreal
2.65%, 03/08/27	435	417,542
5.72%, 09/25/28	20	20,508
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	214,333
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	259,604
Bank of Nova Scotia, 1.05%, 03/02/26	550	527,787
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	302,389
Citibank N.A., Series BKNT, 5.57%, 04/30/34	250	252,925
Citigroup, Inc.
4.75%, 05/18/46	50	43,936
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	2,285	2,175,639
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,770	1,761,337
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	70	71,311
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	145,248
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	89,580
Goldman Sachs Group, Inc.
3.50%, 11/16/26	365	356,875
2.60%, 02/07/30	1,100	974,373
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	980	974,176
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,295	1,079,255
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)(f)	817	832,440
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	815	799,786
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	550	535,157
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	384	325,175
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	370	326,084
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	735	732,097
(1-day SOFR + 1.90%), 5.87%, 11/18/35	570	556,449
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	855	871,412
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	564,234
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,732,471
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	358,715
(1-day SOFR + 1.85%), 2.08%, 04/22/26	1,063	1,053,869
(1-day SOFR + 1.85%), 5.35%, 06/01/34(f)	850	849,407
(1-day SOFR + 1.99%), 4.85%, 07/25/28	1,150	1,149,624
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	459,527
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	1,720	1,710,061
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)	1,410	1,511,434
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	$425	$ 355,304
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	265,696
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	601,432
Morgan Stanley
3.88%, 01/27/26	200	198,453
4.30%, 01/27/45	840	692,391
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	145	137,800
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	338,571
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	57,753
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	210	175,960
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	208,904
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	54,693
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	265,274
Royal Bank of Canada
3.63%, 05/04/27	630	615,504
5.20%, 08/01/28	40	40,332
5.00%, 02/01/33	10	9,829
Santander U.K. Group Holdings PLC, 3.82%, 11/03/28	240	231,081
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1,049	1,031,420
Truist Financial Corp.
1.20%, 08/05/25	430	421,341
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,022
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	330	335,973
U.S. Bancorp, (1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	155	156,308
UBS AG, 5.65%, 09/11/28	240	245,567
Wells Fargo & Co.(b)
(1-day SOFR + 1.07%), 5.71%, 04/22/28	80	81,316
(1-day SOFR + 1.38%), 5.21%, 12/03/35	1,300	1,264,860
(1-day SOFR + 1.50%), 3.35%, 03/02/33	6	5,260
(1-day SOFR + 1.51%), 3.53%, 03/24/28	30	29,098
(1-day SOFR + 1.56%), 4.54%, 08/15/26	1,338	1,335,328
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	104,554
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	320,530
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	837,020
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	191,336
(1-day SOFR + 2.10%), 4.90%, 07/25/33	835	806,414
(1-day SOFR + 2.53%), 3.07%, 04/30/41	70	50,929
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1	882
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	319,554
Westpac Banking Corp., 2.96%, 11/16/40(f)	120	85,400
		42,231,791
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	59,255
5.30%, 05/13/54	610	588,375
5.40%, 05/13/64	400	384,918
Diageo Capital PLC
2.13%, 04/29/32	380	310,306
5.50%, 01/24/33(f)	725	738,000
PepsiCo, Inc., 4.65%, 02/15/53	365	318,631
		2,399,485
Biotechnology — 0.4%
Amgen, Inc.
2.60%, 08/19/26(f)	800	773,758
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
5.65%, 03/02/53	$165	$ 158,857
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,030,746
		2,963,361
Broadline Retail(a) — 0.1%
Rakuten Group, Inc.
11.25%, 02/15/27	331	360,800
9.75%, 04/15/29	387	418,879
		779,679
Building Materials — 0.2%
Eagle Materials, Inc., 2.50%, 07/01/31	555	471,889
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	608,791
Masco Corp., 2.00%, 10/01/30(f)	160	134,754
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	85	89,119
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	81,489
		1,386,042
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	199,657
3.13%, 12/15/49	110	73,638
5.40%, 06/25/64	30	28,756
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	271,952
5.80%, 09/15/62(f)	55	53,230
Patrick Industries, Inc., 6.38%, 11/01/32(a)	200	193,537
		820,770
Capital Markets — 1.1%
Aptiv Swiss Holdings Ltd., 2.15%, 07/15/26	352	336,555
Ares Capital Corp.
2.88%, 06/15/28	425	391,761
5.95%, 07/15/29	150	151,669
Barings BDC, Inc., 3.30%, 11/23/26	135	129,529
Blackstone Private Credit Fund, 4.70%, 03/24/25(f)	220	219,669
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	150,024
Brookfield Finance, Inc.
5.68%, 01/15/35	500	503,490
5.97%, 03/04/54(f)	1,170	1,182,589
Charles Schwab Corp.
5.88%, 08/24/26	415	422,068
2.45%, 03/03/27(f)	45	42,971
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	240	250,171
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	31,910
FS KKR Capital Corp.
2.63%, 01/15/27(f)	800	757,203
7.88%, 01/15/29	60	63,818
6.88%, 08/15/29	730	754,975
6.13%, 01/15/30	230	229,830
Golub Capital BDC, Inc., 6.00%, 07/15/29	623	622,494
Jefferies Financial Group, Inc., 5.88%, 07/21/28	65	66,467
Main Street Capital Corp., 6.95%, 03/01/29	310	322,285
Nomura Holdings, Inc., 2.65%, 01/16/25	400	399,631
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	336,748
		7,365,857
Chemicals — 0.2%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	62,054
Chemours Co., 8.00%, 01/15/33(a)	291	284,324
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	187,801
Eastman Chemical Co., 5.63%, 02/20/34(f)	600	599,839
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC, 4.20%, 05/01/50	$160	$ 119,308
Rain Carbon, Inc., 12.25%, 09/01/29(a)(f)	223	235,688
RPM International, Inc., 3.75%, 03/15/27	105	102,626
		1,591,640
Commercial Services & Supplies — 0.8%
CoreCivic, Inc., 8.25%, 04/15/29	171	180,850
Deluxe Corp., 8.13%, 09/15/29(a)	100	101,402
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	2,926
Series 2020, 2.82%, 06/01/70	30	16,858
Fortress Transportation and Infrastructure Investors LLC(a)
7.00%, 06/15/32	176	179,469
5.88%, 04/15/33	105	101,327
GEO Group, Inc.
8.63%, 04/15/29	381	402,404
10.25%, 04/15/31	312	340,161
Georgetown University, Series 20A, 2.94%, 04/01/50(f)	27	17,360
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	177,202
Northwestern University, Series 2020, 2.64%, 12/01/50	266	165,191
President and Fellows of Harvard College, 2.52%, 10/15/50(f)	54	32,614
PROG Holdings, Inc., 6.00%, 11/15/29(a)	207	198,787
Quanta Services, Inc.
2.90%, 10/01/30	890	794,172
3.05%, 10/01/41	605	424,817
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	43,545
University of Chicago
Series 20B, 2.76%, 04/01/45	148	112,346
Series C, 2.55%, 04/01/50(f)	157	100,514
University of Southern California
4.98%, 10/01/53(f)	10	9,343
Series 21A, 2.95%, 10/01/51	190	124,127
Verisk Analytics, Inc.
4.13%, 03/15/29	1,056	1,022,818
5.25%, 06/05/34	600	592,650
Yale University, Series 2020, 2.40%, 04/15/50	272	162,053
		5,302,936
Construction & Engineering — 0.0%
Tutor Perini Corp., 11.88%, 04/30/29(a)	261	288,560
Consumer Finance — 1.4%
American Express Co.
4.05%, 05/03/29	186	181,586
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	724,153
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	500	491,286
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	257,483
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	741,815
Apollo Global Management, Inc., 5.80%, 05/21/54	715	718,023
Blue Owl Finance LLC, 6.25%, 04/18/34	600	616,405
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)(f)	274	294,479
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	962,809
(1-day SOFR + 2.26%), 6.05%, 02/01/35(f)	775	787,440
(1-day SOFR + 2.64%), 6.31%, 06/08/29	190	196,194
goeasy Ltd.(a)
9.25%, 12/01/28	223	237,669
7.63%, 07/01/29	125	127,724
6.88%, 05/15/30(f)	170	171,417

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc.
4.55%, 01/15/35	$385	$ 368,929
3.65%, 06/01/49	280	211,233
2.95%, 03/15/51	1,580	1,021,372
OneMain Finance Corp., 6.63%, 05/15/29	115	116,432
S&P Global, Inc.
5.25%, 09/15/33	95	95,954
2.30%, 08/15/60	1,613	807,820
Synchrony Financial, 7.25%, 02/02/33	201	207,487
Visa, Inc., 3.65%, 09/15/47	385	294,818
		9,632,528
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.75%, 04/20/32	160	130,203
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29(f)	138	136,604
Walmart, Inc., 4.50%, 09/09/52	200	174,456
		441,263
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	313	268,865
Packaging Corp. of America
5.70%, 12/01/33	420	428,692
4.05%, 12/15/49	900	690,680
		1,388,237
Diversified REITs — 0.5%
American Tower Corp.
5.80%, 11/15/28	280	287,445
5.00%, 01/31/30(f)	60	59,655
5.40%, 01/31/35	70	69,236
Crown Castle, Inc.
5.60%, 06/01/29	410	417,932
5.80%, 03/01/34	200	203,753
ERP Operating LP, 4.65%, 09/15/34	330	312,929
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	500	491,973
Iron Mountain, Inc., 7.00%, 02/15/29(a)	90	91,959
Prologis LP, 5.25%, 06/15/53	145	135,377
Rithm Capital Corp., 8.00%, 04/01/29(a)	273	273,167
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	257	274,034
6.50%, 02/15/29	578	524,456
VICI Properties LP, 5.63%, 05/15/52(f)	77	71,640
		3,213,556
Diversified Telecommunication Services — 1.4%
AT&T, Inc.
1.70%, 03/25/26	924	890,740
4.85%, 03/01/39	385	356,367
Cisco Systems, Inc., 5.30%, 02/26/54	395	383,946
CommScope LLC, 8.25%, 03/01/27(a)	220	210,402
CommScope Technologies LLC, 5.00%, 03/15/27(a)	161	143,714
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	351	352,761
Level 3 Financing, Inc.(a)
4.25%, 07/01/28(f)	450	404,487
10.50%, 04/15/29	627	698,729
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	368	365,791
Motorola Solutions, Inc.
4.60%, 02/23/28	259	256,543
5.40%, 04/15/34	625	625,253
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Motorola Solutions, Inc. (continued)
5.50%, 09/01/44	$2,170	$ 2,089,134
T-Mobile U.S., Inc.
5.15%, 04/15/34(f)	75	73,789
5.50%, 01/15/55	165	155,280
5.25%, 06/15/55(f)	550	499,482
3.60%, 11/15/60	420	277,171
5.80%, 09/15/62	685	660,796
Verizon Communications, Inc., 1.68%, 10/30/30	937	779,225
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(f)	165	170,416
		9,394,026
Electric Utilities — 2.5%
AEP Texas, Inc.
5.25%, 05/15/52	140	126,050
Series I, 2.10%, 07/01/30	260	222,753
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,768
Series O, 4.50%, 06/15/52	130	107,615
Alabama Power Co., 3.45%, 10/01/49	370	261,144
Ameren Illinois Co., 5.55%, 07/01/54	75	73,869
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	86,978
Arizona Public Service Co., 2.95%, 09/15/27	300	285,695
Atlantic City Electric Co., 2.30%, 03/15/31	370	314,254
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	106,146
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	164,973
Black Hills Corp., 6.00%, 01/15/35	150	154,675
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,364
Series AH, 3.60%, 03/01/52	55	39,282
Series AJ, 4.85%, 10/01/52	75	66,138
CenterPoint Energy, Inc., 4.25%, 11/01/28(f)	170	164,217
Commonwealth Edison Co.
2.20%, 03/01/30	190	166,594
4.00%, 03/01/49	90	69,288
5.65%, 06/01/54	140	138,037
Series 130, 3.13%, 03/15/51	70	45,340
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	129,312
Series 2006-A, 5.85%, 03/15/36	500	517,499
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	178,816
Consumers Energy Co.
4.60%, 05/30/29	50	49,536
4.63%, 05/15/33	110	106,107
2.65%, 08/15/52	72	43,402
4.20%, 09/01/52	60	48,389
Dominion Energy, Inc.
3.90%, 10/01/25	148	147,000
5.38%, 11/15/32	140	140,293
Series C, 3.38%, 04/01/30	58	53,350
DTE Electric Co., Series B, 3.65%, 03/01/52	217	158,769
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	95,130
Duke Energy Corp.
2.65%, 09/01/26	300	290,389
4.85%, 01/05/29	180	179,167
4.20%, 06/15/49	530	409,472
5.00%, 08/15/52(f)	60	52,361
5.80%, 06/15/54	670	652,644
Duke Energy Florida LLC, 5.88%, 11/15/33(f)	85	88,466
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana LLC
5.25%, 03/01/34	$60	$ 59,978
5.40%, 04/01/53	20	18,944
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	80,317
Duke Energy Progress LLC, 5.10%, 03/15/34(f)	50	49,422
Entergy Arkansas LLC, 5.75%, 06/01/54	30	29,659
Entergy Corp., 0.90%, 09/15/25	85	82,660
Entergy Mississippi LLC
5.00%, 09/01/33	180	176,107
5.85%, 06/01/54	40	40,325
Entergy Texas, Inc.
3.55%, 09/30/49	220	154,701
5.55%, 09/15/54	710	687,929
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	89,827
Evergy Metro, Inc.
3.65%, 08/15/25	300	298,016
5.40%, 04/01/34	35	34,987
Evergy, Inc., 2.90%, 09/15/29(f)	50	45,494
Eversource Energy, Series M, 3.30%, 01/15/28	200	190,090
Exelon Corp.
5.15%, 03/15/29	45	45,227
5.60%, 03/15/53	70	67,353
FirstEnergy Transmission LLC, 5.00%, 01/15/35(a)	25	24,154
Florida Power & Light Co.
4.80%, 05/15/33	55	53,504
4.05%, 10/01/44	300	244,354
3.15%, 10/01/49	40	26,962
2.88%, 12/04/51	90	56,253
Idaho Power Co., 5.80%, 04/01/54	70	69,805
Indiana Michigan Power Co., 5.63%, 04/01/53	50	48,717
Interstate Power and Light Co., 2.30%, 06/01/30	20	17,313
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,400
MidAmerican Energy Co.
3.10%, 05/01/27	100	96,749
3.15%, 04/15/50	60	40,258
2.70%, 08/01/52(f)	105	63,557
National Grid PLC, 5.42%, 01/11/34	90	89,566
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	315,368
5.15%, 06/15/29	80	80,947
Nevada Power Co., 6.00%, 03/15/54	90	91,903
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	238,758
2.25%, 06/01/30	200	172,920
5.00%, 07/15/32	50	49,214
5.55%, 03/15/54	80	76,630
Northern States Power Co.
5.40%, 03/15/54(f)	85	81,933
5.65%, 06/15/54	70	69,886
NRG Energy, Inc., 6.25%, 11/01/34(a)	80	78,468
NSTAR Electric Co.
3.10%, 06/01/51(f)	110	71,853
4.95%, 09/15/52	90	80,595
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,932
Ohio Power Co., 5.65%, 06/01/34	150	150,982
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	63,258
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	90,480
4.60%, 06/01/52	40	33,495
4.95%, 09/15/52	70	62,521
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	93,702
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.55%, 07/01/30	$65	$ 62,907
6.95%, 03/15/34	10	10,952
3.30%, 08/01/40	90	67,345
4.95%, 07/01/50	270	234,303
3.50%, 08/01/50	190	130,157
6.75%, 01/15/53(f)	70	76,267
5.90%, 10/01/54(f)	95	93,697
PacifiCorp., 4.13%, 01/15/49	280	217,236
PECO Energy Co., 3.05%, 03/15/51	70	45,249
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	141,209
5.25%, 05/15/53	130	124,005
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,284
5.75%, 05/15/54	130	129,695
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	145,219
Public Service Electric and Gas Co.
3.10%, 03/15/32(f)	85	75,235
5.20%, 03/01/34	295	293,816
2.05%, 08/01/50(f)	105	55,260
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	95,228
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	89,391
Sempra
3.70%, 04/01/29	140	132,964
5.50%, 08/01/33	100	100,205
Southern California Edison Co.
5.45%, 06/01/31	400	406,443
5.20%, 06/01/34	30	29,681
3.65%, 02/01/50	100	71,428
5.75%, 04/15/54	20	19,611
Series C, 4.13%, 03/01/48	370	287,893
Southern Co.
3.25%, 07/01/26	350	342,785
5.70%, 03/15/34	185	188,819
Tampa Electric Co., 3.45%, 03/15/51	35	23,820
Tucson Electric Power Co.
1.50%, 08/01/30	90	74,321
5.50%, 04/15/53	30	28,603
Union Electric Co.
4.00%, 04/01/48	230	178,523
5.45%, 03/15/53	10	9,575
5.13%, 03/15/55(f)	245	224,360
Virginia Electric and Power Co.
3.30%, 12/01/49	190	128,619
5.35%, 01/15/54	195	183,384
Series A, 3.80%, 04/01/28	750	726,962
Wisconsin Electric Power Co., 4.75%, 09/30/32(f)	20	19,717
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	89,615
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	58,345
Xcel Energy, Inc.
4.00%, 06/15/28	900	870,866
5.45%, 08/15/33	100	99,195
3.50%, 12/01/49(f)	50	34,412
		17,408,356
Electronic Equipment, Instruments & Components — 0.5%
Allegion PLC, 3.50%, 10/01/29	90	84,101
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	810,666
3.57%, 12/01/31	610	542,913
Honeywell International, Inc., 4.50%, 01/15/34	750	715,615

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc., 1.70%, 04/15/26	$1,055	$ 1,012,685
Keysight Technologies, Inc., 4.95%, 10/15/34	325	312,607
Xerox Holdings Corp., 5.50%, 08/15/28(a)	273	234,173
		3,712,760
Energy Equipment & Services(a) — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	124	131,794
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	177	180,124
		311,918
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc., 5.20%, 11/15/34	570	564,542
Waste Connections, Inc., 2.60%, 02/01/30	305	272,829
Waste Management, Inc., 4.95%, 07/03/31	915	915,921
		1,753,292
Financial Services — 0.3%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	244	236,395
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	50,018
9.25%, 07/01/31	20	21,233
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	280,769
3.63%, 10/01/31(f)	148	125,068
Credit Acceptance Corp., 9.25%, 12/15/28(a)	192	203,073
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	91	93,907
Intercontinental Exchange, Inc.
3.00%, 06/15/50	195	123,983
3.00%, 09/15/60	180	104,354
LD Holdings Group LLC, 8.75%, 11/01/27(a)	254	243,994
Nasdaq, Inc., 3.85%, 06/30/26	32	31,621
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)(f)	130	129,780
PennyMac Financial Services, Inc., 7.13%, 11/15/30(a)	120	121,525
UWM Holdings LLC, 6.63%, 02/01/30(a)(f)	160	159,012
		1,924,732
Food Products — 0.2%
Kroger Co., 5.00%, 09/15/34	240	232,442
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	948,544
United Natural Foods, Inc., 6.75%, 10/15/28(a)(f)	218	214,765
		1,395,751
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	283	272,193
Atmos Energy Corp.
1.50%, 01/15/31(f)	30	24,606
5.75%, 10/15/52	105	105,207
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	85,815
NiSource, Inc.
3.60%, 05/01/30	60	55,967
5.35%, 04/01/34	80	79,338
3.95%, 03/30/48	130	98,925
5.00%, 06/15/52	20	17,695
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	75,407
Southern California Gas Co., 5.75%, 06/01/53(f)	100	99,340
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	143,470
4.95%, 09/15/34	10	9,677
Security	Par (000)	Value
Gas Utilities (continued)
Southwest Gas Corp.
3.70%, 04/01/28	$80	$ 76,896
2.20%, 06/15/30	85	73,189
Washington Gas Light Co., 3.65%, 09/15/49	30	21,535
		1,239,260
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	990	649,957
Canadian National Railway Co., 4.40%, 08/05/52	240	200,729
CSX Corp.(f)
2.60%, 11/01/26	800	773,411
4.90%, 03/15/55	55	49,122
		1,673,219
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	247,359
Agilent Technologies, Inc., 2.30%, 03/12/31	254	215,320
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(f)	270	279,450
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	160	162,334
		904,463
Health Care Providers & Services — 1.3%
Allina Health System, Series 2021, 2.90%, 11/15/51	230	143,382
Banner Health, Series 2020, 3.18%, 01/01/50(f)	119	79,724
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	58,454
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	103,007
CommonSpirit Health, 3.91%, 10/01/50	339	249,491
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	119,191
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	36,392
HCA, Inc.
5.45%, 04/01/31(f)	535	533,923
3.63%, 03/15/32	720	634,587
5.60%, 04/01/34	425	418,664
5.13%, 06/15/39	485	441,964
3.50%, 07/15/51	175	113,183
4.63%, 03/15/52	745	581,384
6.00%, 04/01/54	180	171,470
5.95%, 09/15/54(f)	170	161,683
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(f)	73	55,332
Inova Health System Foundation, 4.07%, 05/15/52(f)	18	14,300
IQVIA, Inc., 6.25%, 02/01/29	95	98,224
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	40,322
Series 2021, 3.00%, 06/01/51	161	104,589
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	30,148
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	53,719
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(f)	136	78,402
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,123,374
4.63%, 12/15/29	1,380	1,357,553
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,952
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	38,073
UnitedHealth Group, Inc.
4.75%, 07/15/45	800	704,853
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.25%, 05/15/51	$5	$ 3,301
5.63%, 07/15/54	380	368,868
6.05%, 02/15/63	195	199,112
Universal Health Services, Inc., 5.05%, 10/15/34	645	601,815
WakeMed, Series A, 3.29%, 10/01/52	81	54,786
		8,811,222
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.(f)
5.25%, 08/01/26	100	92,064
5.00%, 10/15/27	161	135,736
Ventas Realty LP, 5.00%, 01/15/35	670	640,160
		867,960
Hotel & Resort REITs — 0.1%
XHR LP, 6.63%, 05/15/30(a)	310	311,018
Hotels, Restaurants & Leisure — 0.9%
Amer Sports Co., 6.75%, 02/16/31(a)	269	272,102
Darden Restaurants, Inc.
4.35%, 10/15/27	355	350,198
4.55%, 10/15/29	355	346,312
6.30%, 10/10/33	240	251,740
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	440	453,356
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,617,290
Las Vegas Sands Corp., 6.20%, 08/15/34(f)	500	502,799
Marriott International, Inc.
5.00%, 10/15/27	170	171,351
5.55%, 10/15/28	310	316,725
5.35%, 03/15/35	800	788,668
Series AA, 4.65%, 12/01/28	46	45,667
Series FF, 4.63%, 06/15/30(f)	41	40,237
Series HH, 2.85%, 04/15/31	670	585,306
McDonald’s Corp.
3.63%, 09/01/49	180	129,761
5.15%, 09/09/52	350	320,041
Sabre GLBL, Inc.(a)(f)
8.63%, 06/01/27	120	118,348
11.25%, 12/15/27	97	104,441
10.75%, 11/15/29	127	131,019
		6,545,361
Household Durables — 0.3%
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(a)	343	373,453
Lennar Corp., 4.75%, 11/29/27	90	89,715
LGI Homes, Inc., 7.00%, 11/15/32(a)	120	118,817
MDC Holdings, Inc., 3.97%, 08/06/61(f)	30	22,377
NVR, Inc., 3.00%, 05/15/30	1,375	1,240,587
		1,844,949
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50(f)	160	103,454
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52(f)	90	79,156
Insurance — 1.5%
Aflac, Inc., 4.75%, 01/15/49	45	39,406
Allstate Corp., 5.05%, 06/24/29	470	472,138
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	302,678
6.75%, 02/15/54	465	514,831
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	$335	$ 347,637
Athene Holding Ltd.
3.95%, 05/25/51	30	21,554
3.45%, 05/15/52	55	35,112
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	103,429
2.85%, 10/15/50	95	59,614
3.85%, 03/15/52	175	132,480
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	78,015
Brown & Brown, Inc.
4.20%, 03/17/32	120	110,601
4.95%, 03/17/52	340	290,296
Enstar Group Ltd., 3.10%, 09/01/31(f)	805	688,296
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	543,336
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	321,069
6.35%, 03/22/54	330	339,801
6.10%, 03/15/55(a)	254	250,588
Markel Group, Inc., 6.00%, 05/16/54	485	480,294
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	102,757
4.20%, 03/01/48	1,265	1,024,769
4.90%, 03/15/49	1,335	1,195,308
5.45%, 03/15/53	390	376,557
MGIC Investment Corp., 5.25%, 08/15/28	63	61,635
Principal Financial Group, Inc.
5.38%, 03/15/33	233	233,262
5.50%, 03/15/53	90	85,861
Progressive Corp.
4.13%, 04/15/47	135	108,699
3.70%, 03/15/52	35	25,859
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,004,230
Travelers Cos., Inc., 5.45%, 05/25/53	140	136,206
Unum Group, 4.13%, 06/15/51	410	302,242
Willis North America, Inc., 5.90%, 03/05/54	940	925,739
		10,714,299
Interactive Media & Services — 0.3%
Alphabet, Inc., 2.25%, 08/15/60(f)	335	181,454
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	269	270,294
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	120	120,039
Meta Platforms, Inc.
4.45%, 08/15/52	280	235,980
5.60%, 05/15/53	1,190	1,189,704
Netflix, Inc., 5.40%, 08/15/54	100	97,266
		2,094,737
Internet Software & Services — 0.1%
Uber Technologies, Inc., 5.35%, 09/15/54	115	106,940
VeriSign, Inc., 2.70%, 06/15/31	630	540,134
		647,074
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34	95	90,280
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	283,971
5.30%, 02/05/54	200	184,255
International Business Machines Corp.
4.25%, 05/15/49	1,465	1,176,192

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
5.10%, 02/06/53	$490	$ 449,711
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	23,762
		2,208,171
Machinery — 0.3%
IDEX Corp., 2.63%, 06/15/31	2,189	1,879,828
Otis Worldwide Corp.
3.11%, 02/15/40	70	52,364
3.36%, 02/15/50	70	48,155
Terex Corp., 6.25%, 10/15/32(a)	105	102,899
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	313,974
		2,397,220
Media — 1.1%
Cable One, Inc., 4.00%, 11/15/30(a)(f)	281	234,797
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	367	363,863
7.38%, 03/01/31(f)	355	361,917
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	234,520
Comcast Corp.
2.35%, 01/15/27	200	191,196
4.65%, 02/15/33	1,020	985,211
2.99%, 11/01/63	680	383,779
Directv Financing LLC, 8.88%, 02/01/30(a)(f)	272	267,659
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	189	184,142
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,512,637
3.45%, 03/01/32	483	426,227
Fox Corp.
5.48%, 01/25/39	500	475,157
5.58%, 01/25/49	400	371,689
Nexstar Media, Inc., 4.75%, 11/01/28(a)(f)	146	136,128
Paramount Global, 4.20%, 05/19/32	190	167,450
TEGNA, Inc., 4.63%, 03/15/28	254	240,031
Thomson Reuters Corp., 3.35%, 05/15/26(f)	800	785,470
Time Warner Cable LLC, 4.50%, 09/15/42	250	187,024
Univision Communications, Inc., 8.00%, 08/15/28(a)	92	93,667
		7,602,564
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,571,833
4.90%, 02/28/33	565	555,042
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(a)	285	279,927
Nucor Corp., 3.13%, 04/01/32	195	170,767
Reliance, Inc., 2.15%, 08/15/30	1,575	1,344,078
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,099
Southern Copper Corp.
3.88%, 04/23/25	152	150,790
7.50%, 07/27/35	900	1,020,366
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	217	197,827
Taseko Mines Ltd., 8.25%, 05/01/30(a)	65	66,348
		5,363,077
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	45	46,261
Starwood Property Trust, Inc., 7.25%, 04/01/29	87	89,245
		135,506
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 3.6%
California Resources Corp., 8.25%, 06/15/29(a)	$333	$ 337,678
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	232	235,764
Canadian Natural Resources Ltd.
2.95%, 07/15/30	551	489,368
5.40%, 12/15/34(a)	635	617,568
6.25%, 03/15/38	400	408,650
4.95%, 06/01/47(f)	400	343,033
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	160,858
Cheniere Energy, Inc., 5.65%, 04/15/34	600	603,446
Chevron Corp., 3.08%, 05/11/50	60	39,682
Civitas Resources, Inc.(a)
8.38%, 07/01/28	171	177,595
8.75%, 07/01/31	538	560,883
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	200	199,040
Comstock Resources, Inc., 6.75%, 03/01/29(a)	172	167,671
ConocoPhillips Co.
5.00%, 01/15/35	1,945	1,889,328
3.80%, 03/15/52	85	62,051
Continental Resources, Inc., 4.38%, 01/15/28	100	97,232
Coterra Energy, Inc., 5.40%, 02/15/35	205	198,787
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	95	94,511
CVR Energy, Inc., 8.50%, 01/15/29(a)	142	136,205
DCP Midstream Operating LP, 3.25%, 02/15/32	17	14,636
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	370	382,557
Devon Energy Corp.
5.20%, 09/15/34(f)	200	189,855
5.75%, 09/15/54	300	272,159
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	348	361,129
Diamondback Energy, Inc.
6.25%, 03/15/33	125	129,940
5.75%, 04/18/54	205	192,378
5.90%, 04/18/64	170	159,585
Energy Transfer LP
5.25%, 07/01/29(f)	185	185,881
5.40%, 10/01/47	610	548,040
EOG Resources, Inc., 5.65%, 12/01/54(f)	125	122,408
EQT Corp., 7.00%, 02/01/30(f)	45	47,794
Equinor ASA, 3.25%, 11/18/49	500	341,691
Expand Energy Corp., 5.70%, 01/15/35	410	402,408
Exxon Mobil Corp., 3.45%, 04/15/51	475	332,968
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	75	73,397
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	268	275,540
Greenfire Resources Ltd., 12.00%, 10/01/28(a)(f)	167	179,919
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(f)	211	212,471
Hess Corp., 5.60%, 02/15/41	165	162,950
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(f)	350	355,255
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	325,060
Kinder Morgan, Inc., 5.95%, 08/01/54	470	459,175
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	296	293,031
MPLX LP
5.50%, 06/01/34	395	389,300
4.50%, 04/15/38	1,945	1,695,139
5.20%, 03/01/47	47	41,726
4.70%, 04/15/48	355	290,884
5.50%, 02/15/49	535	491,215
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.95%, 03/14/52	$538	$ 452,094
4.90%, 04/15/58	340	274,516
NFE Financing LLC, 12.00%, 11/15/29(a)	506	532,161
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	263,601
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	326	330,996
Occidental Petroleum Corp.
5.38%, 01/01/32	110	107,707
6.45%, 09/15/36	300	307,119
6.05%, 10/01/54	280	265,661
ONEOK Partners LP, 6.13%, 02/01/41	75	74,692
ONEOK, Inc.
6.35%, 01/15/31(f)	1,140	1,198,485
6.10%, 11/15/32	590	610,550
7.15%, 01/15/51	80	86,842
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	340	333,640
Phillips 66 Co., 5.65%, 06/15/54	120	113,244
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(f)	150	139,517
5.70%, 09/15/34	70	69,854
4.90%, 02/15/45	170	144,177
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(f)	201	195,405
Shell International Finance BV
6.38%, 12/15/38	67	72,921
3.00%, 11/26/51	178	112,641
Talos Production, Inc.(a)
9.00%, 02/01/29	342	350,879
9.38%, 02/01/31	358	364,940
Targa Resources Corp.
5.50%, 02/15/35	1,345	1,323,241
4.95%, 04/15/52	190	160,018
6.50%, 02/15/53	500	521,088
TotalEnergies Capital SA, 5.49%, 04/05/54	440	421,700
Transocean, Inc.(a)
8.25%, 05/15/29	50	48,978
8.75%, 02/15/30	176	181,462
8.50%, 05/15/31(f)	60	58,823
Valaris Ltd., 8.38%, 04/30/30(a)	262	264,759
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	88,425
8.38%, 06/01/31	80	83,434
9.88%, 02/01/32	83	91,074
Western Midstream Operating LP, 6.35%, 01/15/29	65	67,221
		25,459,706
Passenger Airlines(a) — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(f)	393	394,986
American Airlines, Inc., 8.50%, 05/15/29	132	138,591
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	330	350,588
		884,165
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	80,855
3.70%, 08/01/47	30	22,994
		103,849
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/39	50	42,716
4.40%, 11/06/42	135	116,845
4.70%, 05/14/45	145	127,941
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
5.40%, 03/15/54	$260	$ 250,265
5.50%, 03/15/64	165	157,534
AstraZeneca PLC, 4.38%, 11/16/45	200	171,504
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	33	29,948
11.00%, 09/30/28	100	95,000
Cardinal Health, Inc.
5.45%, 02/15/34	158	157,402
5.35%, 11/15/34	750	733,908
Cencora, Inc.
3.45%, 12/15/27	1,427	1,380,968
4.85%, 12/15/29	420	417,270
2.70%, 03/15/31	117	101,481
5.15%, 02/15/35	155	151,104
Eli Lilly & Co.
4.88%, 02/27/53	115	104,109
4.95%, 02/27/63	160	143,538
Johnson & Johnson
3.63%, 03/03/37	195	169,071
3.70%, 03/01/46(f)	279	220,557
Merck & Co., Inc.
4.00%, 03/07/49	330	258,427
5.00%, 05/17/53	710	646,295
Novartis Capital Corp., 2.75%, 08/14/50	271	171,849
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)(f)	254	259,679
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	73,435
Pfizer, Inc., 7.20%, 03/15/39	80	93,516
Zoetis, Inc., 3.00%, 05/15/50	100	64,143
		6,138,505
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	220	219,673
5.95%, 08/15/34	500	515,570
		735,243
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	625,339
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	625,826
4.25%, 11/30/46(f)	700	570,918
3.25%, 09/13/49(f)	330	221,659
		1,418,403
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
1.70%, 10/01/28	385	345,578
2.80%, 10/01/41	240	169,817
2.95%, 10/01/51	30	19,050
Broadcom, Inc.
3.15%, 11/15/25	198	195,421
4.00%, 04/15/29(a)	80	76,964
3.75%, 02/15/51(a)	545	405,606
Marvell Technology, Inc., 5.95%, 09/15/33(f)	90	93,440
Micron Technology, Inc.
6.75%, 11/01/29	180	191,642
5.30%, 01/15/31	250	249,750

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	$190	$ 188,474
Texas Instruments, Inc., 2.70%, 09/15/51	570	346,056
		2,281,798
Software — 1.4%
AppLovin Corp.
5.13%, 12/01/29	350	349,144
5.38%, 12/01/31	115	115,030
5.50%, 12/01/34	945	937,958
5.95%, 12/01/54	105	103,420
Dye & Durham Ltd., 8.63%, 04/15/29(a)	132	138,437
Electronic Arts, Inc., 2.95%, 02/15/51	150	93,999
Fiserv, Inc.
5.45%, 03/02/28	790	802,454
5.60%, 03/02/33	865	876,090
5.45%, 03/15/34	90	90,055
4.40%, 07/01/49	780	636,812
Intuit, Inc.
1.65%, 07/15/30	71	59,816
5.20%, 09/15/33	460	460,914
5.50%, 09/15/53(f)	150	146,877
Microsoft Corp.
2.53%, 06/01/50	325	200,004
2.50%, 09/15/50	125	75,649
3.04%, 03/17/62	365	233,175
Oracle Corp.
2.95%, 04/01/30(f)	385	347,544
4.65%, 05/06/30	235	231,608
2.88%, 03/25/31	615	541,163
3.65%, 03/25/41	845	658,883
4.50%, 07/08/44	90	75,918
3.60%, 04/01/50	70	49,043
3.95%, 03/25/51	111	82,218
5.55%, 02/06/53	427	403,427
5.38%, 09/27/54	720	663,639
3.85%, 04/01/60	980	672,293
Roper Technologies, Inc., 4.50%, 10/15/29(f)	665	652,996
ServiceNow, Inc., 1.40%, 09/01/30	72	59,840
		9,758,406
Specialty Retail — 0.3%
AutoZone, Inc.
5.05%, 07/15/26	920	925,230
4.50%, 02/01/28	180	178,371
5.40%, 07/15/34(f)	65	64,624
Bath & Body Works, Inc., 6.88%, 11/01/35(f)	240	245,572
FirstCash, Inc., 6.88%, 03/01/32(a)	132	132,538
Foot Locker, Inc., 4.00%, 10/01/29(a)(f)	212	182,834
Genuine Parts Co., 1.75%, 02/01/25	40	39,892
		1,769,061
Technology Hardware, Storage & Peripherals(a) — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(f)	25	25,664
NCR Atleos Corp., 9.50%, 04/01/29	164	177,662
		203,326
Textiles, Apparel & Luxury Goods(f) — 0.1%
Tapestry, Inc.
3.05%, 03/15/32	216	184,008
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. (continued)
5.50%, 03/11/35	$275	$ 267,482
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	274	240,605
		692,095
Tobacco — 1.5%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,275,469
5.80%, 02/14/39	727	718,216
5.95%, 02/14/49	600	587,046
4.45%, 05/06/50	215	166,735
3.70%, 02/04/51	430	292,342
4.00%, 02/04/61(f)	965	673,543
BAT Capital Corp.
5.83%, 02/20/31	190	194,230
7.75%, 10/19/32	25	28,347
6.00%, 02/20/34(f)	1,200	1,232,865
4.39%, 08/15/37	420	362,317
7.08%, 08/02/43	145	156,657
7.08%, 08/02/53(f)	170	186,505
Philip Morris International, Inc.
5.75%, 11/17/32	710	730,060
5.38%, 02/15/33	290	290,561
5.63%, 09/07/33	650	660,358
6.38%, 05/16/38(f)	1,260	1,353,033
4.25%, 11/10/44	1,530	1,252,477
		10,160,761
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	837,388
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(f)	280	267,525
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	242,437
5.45%, 03/01/54	65	62,156
Essential Utilities, Inc.
2.70%, 04/15/30	180	160,452
5.38%, 01/15/34(f)	75	74,270
		539,315
Total Corporate Bonds — 33.8% (Cost: $249,315,265)		236,345,025
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	582,751
Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61	650	384,514
Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 07/18/47(a)	300	269,625
3.35%, 03/12/71	200	124,750
		394,375
Mexico — 0.1%
Mexico Government International Bond
6.05%, 01/11/40	100	92,812
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bond (continued)
4.50%, 01/31/50(f)	$340	$ 239,020
3.77%, 05/24/61	535	306,455
		638,287
Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(f)	220	114,636
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51(f)	455	304,850
Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	200	126,250
3.20%, 07/06/46	200	138,500
		264,750
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	219,430
Total Foreign Agency Obligations — 0.4% (Cost: $3,733,245)		2,903,593
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	105,627
Series S-1, 6.92%, 04/01/40	25	27,778
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(f)	140	91,450
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	97,505
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	78,776
Series N, 3.71%, 05/15/2120	85	53,407
State of California, GO, BAB, 7.60%, 11/01/40	150	179,221
State of California, Refunding GO, 3.50%, 04/01/28	200	194,212
University of California, RB, Series AD, 4.86%, 05/15/2112	115	97,301
		925,277
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30(f)	119	102,984
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(f)	110	96,207
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	108,886
State of Illinois, GO, 5.10%, 06/01/33	240	236,457
		441,550
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39(f)	65	60,569
Security	Par (000)	Value
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	$115	$ 84,355
Series D, 3.20%, 07/01/50	80	53,635
		137,990
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)	100	67,399
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	27,557
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	48,996
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(f)	238	194,296
		270,849
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	167,830
New York — 0.2%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	130	135,951
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	105	112,762
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	250,838
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37(f)	110	109,276
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	45,158
Series 210, 4.03%, 09/01/48	200	163,351
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	183,309
		1,000,645
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	102,887
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,721
Texas — 0.0%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	63,304
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	66,032
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	70,918
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	68,724
		268,978
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	36,414
Total Municipal Bonds — 0.5% (Cost: $4,640,350)		3,637,093

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.4%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	$4	$ 3,499
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.33%, 02/25/40	3,000	3,150,935
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.33%, 02/25/40	3,300	3,463,324
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.67%, 10/25/41	4,250	4,367,982
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.32%, 12/25/41	2,400	2,456,977
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.72%, 12/25/41	2,792	2,877,977
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.57%, 01/25/42	3,540	3,632,481
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.82%, 03/25/42	2,860	3,151,405
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.82%, 03/25/42	1,400	1,504,693
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.67%, 03/25/42	3,500	3,638,595
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.07%, 04/25/42	1,500	1,587,889
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.57%, 04/25/42	3,323	3,444,096
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.07%, 02/25/44	2,250	2,287,154
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.27%, 07/25/44	1,690	1,698,061
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	4	2,604
Fannie Mae Connecticut Avenue Securities(b)
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.93%, 07/25/30	1,848	1,878,533
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.87%, 11/25/41(a)	900	929,342
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.57%, 11/25/41(a)	1,800	1,812,858
Fannie Mae REMIC Trust, Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 8.12%, 08/25/42(a)(b)	2,500	2,627,460
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.57%, 11/25/50	1,500	1,693,112
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.22%, 01/25/51	3,500	3,728,084
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.97%, 08/25/33	3,100	3,462,192
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.07%, 10/25/33	2,500	2,819,206
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.62%, 01/25/34	2,500	2,683,264
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.97%, 10/25/41	3,520	3,633,763
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.22%, 11/25/41	3,243	3,371,658
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.57%, 08/25/33	2,750	3,034,389
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.72%, 12/25/33	$1,000	$ 1,109,058
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.92%, 12/25/41	1,000	1,011,515
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.07%, 01/25/42	3,000	3,054,196
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.32%, 02/25/42	3,000	3,146,546
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.92%, 04/25/42	2,500	2,663,923
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.82%, 05/25/42	2,000	2,170,922
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.82%, 03/25/42	4,150	4,470,557
		86,568,250
Commercial Mortgage-Backed Securities(b) — 0.2%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	665,490
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.55%, 09/10/35(a)	150	146,813
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.01%, 05/10/50	300	284,872
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		1,107,998
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, (12-mo. RFUCCT US + 1.71%), 7.08%, 04/01/40(b)	2	1,879
Total Non-Agency Mortgage-Backed Securities — 12.6% (Cost: $87,488,364)		87,678,127
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.57%, 12/25/50(a)(b)	680	735,402
Commercial Mortgage-Backed Securities — 1.7%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.52%, 09/25/26	551	532,648
Series 2018-M1, Class A2, 2.99%, 12/25/27	1,021	978,466
Series 2018-M7, Class A2, 3.03%, 03/25/28	1,426	1,362,816
Series 2018-M8, Class A2, 3.30%, 06/25/28	3,377	3,242,438
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,579	1,546,277
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,163,300
Series K061, Class A2, 3.35%, 11/25/26(b)	1,550	1,513,060
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,151,261
		11,490,266
Mortgage-Backed Securities — 26.9%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	54	47,509
4.00%, 02/01/47 - 02/01/57	1,024	944,887
3.50%, 11/01/51	3,019	2,701,741
(11th District Cost of Funds + 1.25%), 4.47%, 09/01/34(b)	42	40,973
(12-mo. RFUCCT US + 1.43%), 6.18%, 04/01/35(b)	17	17,349
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
(12-mo. RFUCCT US + 1.53%), 6.98%, 05/01/43(b)	$10	$ 9,860
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(b)	19	19,902
(12-mo. RFUCCT US + 1.75%), 7.53%, 08/01/41(b)	12	12,253
(12-mo. RFUCCT US + 1.78%), 6.48%, 01/01/42(b)	6	5,841
(12-mo. RFUCCT US + 1.81%), 6.28%, 02/01/42(b)	1	560
(12-mo. RFUCCT US + 1.82%), 7.32%, 09/01/41(b)	11	11,116
(6-mo. RFUCCT US + 1.04%), 5.66%, 05/01/33(b)	2	2,144
(6-mo. RFUCCT US + 1.36%), 6.55%, 10/01/32(b)	6	6,302
Freddie Mac Mortgage-Backed Securities
4.00%, 07/01/25 - 01/01/49	2,228	2,079,679
4.50%, 08/01/25 - 01/01/49	824	790,698
5.00%, 08/01/25 - 03/01/48	245	245,940
3.50%, 04/01/26 - 04/01/49	5,093	4,615,283
2.50%, 02/01/27	132	128,957
3.00%, 05/01/27 - 10/01/47	4,189	3,699,024
6.00%, 11/01/28 - 04/01/38	171	176,056
6.50%, 06/01/29 - 08/01/36	170	178,688
7.50%, 12/01/30	— (g)	277
5.50%, 05/01/33 - 08/01/38	400	404,427
(11th District Cost of Funds + 1.25%), 4.46%, 11/01/27(b)	15	14,884
(12-mo. RFUCCT US + 1.60%), 7.35%, 08/01/43(b)	3	3,140
(12-mo. RFUCCT US + 1.65%), 7.33%, 05/01/43(b)	17	17,668
(12-mo. RFUCCT US + 1.70%), 7.08%, 08/01/41(b)	12	12,162
(12-mo. RFUCCT US + 1.75%), 6.82%, 04/01/38(b)	27	27,613
(12-mo. RFUCCT US + 1.75%), 6.19%, 02/01/40(b)	18	18,518
(12-mo. RFUCCT US + 1.79%), 7.66%, 09/01/32(b)	— (g)	373
(12-mo. RFUCCT US + 1.89%), 7.66%, 07/01/41(b)	4	4,441
(12-mo. RFUCCT US + 1.90%), 6.15%, 01/01/42(b)	— (g)	37
(1-year CMT + 2.34%), 6.68%, 04/01/32(b)	11	11,468
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 01/15/55(h)	1,837	1,870,387
7.50%, 08/20/30	1	1,277
6.00%, 01/15/32 - 01/15/55(h)	3,103	3,127,645
5.00%, 11/20/33 - 01/15/55(h)	3,342	3,259,604
5.50%, 05/20/36 - 01/15/55(h)	3,308	3,291,983
4.50%, 03/15/39 - 01/21/55(h)	2,692	2,569,538
4.00%, 09/15/40 - 09/15/49	4,030	3,764,916
3.50%, 01/15/41 - 02/20/52	5,369	4,865,896
3.00%, 01/20/43 - 01/15/55(h)	6,184	5,409,042
2.50%, 12/20/46 - 01/15/55(h)	7,135	5,919,804
2.00%, 12/20/51 - 01/15/55(h)	7,249	5,802,470
Uniform Mortgage-Backed Securities
4.00%, 01/01/25 - 01/14/55(h)	4,847	4,533,014
4.50%, 07/01/25 - 01/15/55(h)	4,975	4,735,588
3.00%, 12/01/26 - 01/14/55(h)	12,699	11,183,784
2.50%, 09/01/28 - 01/15/55(h)	30,643	25,683,417
7.50%, 09/01/29	1	511
6.50%, 12/01/30 - 01/15/55(h)	5,240	5,381,868
3.50%, 11/01/31 - 06/01/49(h)	5,905	5,361,743
7.00%, 01/01/32 - 06/01/32	9	9,772
6.00%, 03/01/32 - 01/15/55(h)	18,952	19,059,699
5.50%, 10/01/32 - 01/15/55(h)	8,998	8,926,906
5.00%, 05/01/33 - 01/15/55(h)	5,883	5,720,509
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.00%, 12/01/35 - 03/01/52(h)(i)	$43,119	$ 34,721,730
1.50%, 03/01/36 - 07/01/51	8,051	6,404,860
		187,855,733
Total U.S. Government Sponsored Agency Securities — 28.7% (Cost: $224,637,142)		200,081,401
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39	1,000	973,368
4.63%, 02/15/40	10,000	9,844,510
4.75%, 11/15/43	3,400	3,357,078
4.13%, 08/15/44 - 08/15/53	15,700	14,172,210
3.38%, 11/15/48(f)	11,000	8,591,292
U.S. Treasury Notes
4.00%, 02/29/28	57,899	57,372,532
3.63%, 05/31/28	2,800	2,738,670
4.63%, 04/30/29	5,100	5,148,879
4.38%, 11/30/30	30,000	29,890,779
3.88%, 08/15/34	1,500	1,418,307
Total U.S. Treasury Obligations — 19.1% (Cost: $137,205,607)		133,507,625
Total Long-Term Investments — 102.1% (Cost: $755,949,641)		713,003,461

	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(j)(k)(l)	34,811,272	34,828,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(j)(k)	100,000	100,000
Total Short-Term Securities — 5.0% (Cost: $34,917,400)		34,928,678
Total Investments Before TBA Sale Commitments — 107.1% (Cost: $790,867,041)		747,932,139

Par (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities, 3.50%, 01/14/55(h)	$(1,532)	(1,354,750)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(1,392,083))		(1,354,750)
Total Investments, Net of TBA Sale Commitments — 106.9% (Cost: $789,474,958)		746,577,389
Liabilities in Excess of Other Assets — (6.9)%		(47,890,532)
Net Assets — 100.0%		$ 698,686,857

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	All or a portion of this security is on loan.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 54,071,032	$ —	$ (19,233,198)(a)	$ (2,413)	$ (6,743)	$ 34,828,678	34,811,272	$ 412,562 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	5,119	—
				$ (2,413)	$ (6,743)	$ 34,928,678		$ 417,681	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	36	03/06/25	$ 4,976	$ (110,961)
10-Year Australian Treasury Bonds	90	03/17/25	6,288	(73,586)
10-Year U.S. Treasury Note	88	03/20/25	9,570	(24,306)
U.S. Long Bond	85	03/20/25	9,677	(353,907)
Ultra U.S. Treasury Bond	50	03/20/25	5,945	(281,050)
Long Gilt	19	03/27/25	2,198	(70,215)
2-Year U.S. Treasury Note	284	03/31/25	58,393	(52,297)
5-Year U.S. Treasury Note	461	03/31/25	49,006	(71,890)
				(1,038,212)
Short Contracts
10-Year Canadian Bond	18	03/20/25	1,535	(25,253)
10-Year U.S. Ultra Long Treasury Note	2	03/20/25	223	6,916
				(18,337)
				$ (1,056,549)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	320,000	USD	222,699	Royal Bank of Canada	03/19/25	$ 548
JPY	13,000,000	USD	83,166	Australia & New Zealand Bank Group	03/19/25	147
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	6,100,000	USD	104,314	Bank of America N.A.	03/19/25	$ 47
PHP	4,200,000	USD	71,411	HSBC Bank PLC	03/19/25	445
THB	4,600,000	USD	135,396	HSBC Bank PLC	03/19/25	197
USD	346,079	AUD	540,000	Barclays Bank PLC	03/19/25	11,809
USD	151,445	AUD	240,000	Deutsche Bank AG	03/19/25	2,881
USD	34,449	BRL	215,000	Goldman Sachs International	03/19/25	99
USD	182,491	CAD	260,000	Citibank N.A.	03/19/25	1,103
USD	156,094	CAD	220,000	HSBC Bank PLC	03/19/25	2,612
USD	614,975	CHF	550,000	Goldman Sachs International	03/19/25	4,036
USD	192,902	CHF	170,000	Morgan Stanley & Co. International PLC	03/19/25	4,066
USD	2,771,151	CHF	2,430,000	Royal Bank of Canada	03/19/25	71,912
USD	64,638	CLP	64,000,000	Barclays Bank PLC	03/19/25	344
USD	174,182	CZK	4,200,000	Bank of America N.A.	03/19/25	1,316
USD	142,737	CZK	3,400,000	Deutsche Bank AG	03/19/25	2,798
USD	83,449	EUR	80,000	Citibank N.A.	03/19/25	305
USD	93,963	EUR	90,000	Deutsche Bank AG	03/19/25	426
USD	547,855	EUR	520,000	Deutsche Bank AG	03/19/25	7,421
USD	679,754	EUR	650,000	Goldman Sachs International	03/19/25	4,211
USD	1,023,138	EUR	970,000	HSBC Bank PLC	03/19/25	15,020
USD	177,447	EUR	170,000	Natwest Markets PLC	03/19/25	766
USD	774,844	EUR	735,000	Standard Chartered Bank	03/19/25	10,962
USD	41,756	EUR	40,000	UBS AG	03/19/25	185
USD	471,645	GBP	370,000	Citibank N.A.	03/19/25	8,706
USD	643,857	GBP	510,000	Citibank N.A.	03/19/25	5,753
USD	768,506	GBP	610,000	Citibank N.A.	03/19/25	5,283
USD	37,631	GBP	30,000	Deutsche Bank AG	03/19/25	95
USD	37,671	GBP	30,000	Deutsche Bank AG	03/19/25	136
USD	1,218,220	GBP	960,000	Natwest Markets PLC	03/19/25	17,083
USD	3,005,397	GBP	2,360,000	Royal Bank of Canada	03/19/25	52,602
USD	543,630	HUF	215,000,000	Barclays Bank PLC	03/19/25	4,436
USD	403,600	IDR	6,570,000,000	Barclays Bank PLC	03/19/25	263
USD	160,498	IDR	2,610,000,000	Citibank N.A.	03/19/25	268
USD	130,953	IDR	2,120,000,000	UBS AG	03/19/25	804
USD	395,332	JPY	60,000,000	Barclays Bank PLC	03/19/25	10,809
USD	940,416	JPY	143,000,000	Barclays Bank PLC	03/19/25	23,968
USD	122,071	JPY	19,000,000	HSBC Bank PLC	03/19/25	306
USD	232,381	JPY	35,000,000	Standard Chartered Bank	03/19/25	8,076
USD	276,942	JPY	43,000,000	UBS AG	03/19/25	1,367
USD	113,871	KRW	165,000,000	Barclays Bank PLC	03/19/25	1,874
USD	709,899	KRW	1,015,000,000	BNP Paribas SA	03/19/25	20,946
USD	1,615,752	KRW	2,305,000,000	Citibank N.A.	03/19/25	51,184
USD	209,902	KRW	300,000,000	HSBC Bank PLC	03/19/25	6,270
USD	530,087	KRW	765,000,000	JPMorgan Chase Bank N.A.	03/19/25	10,827
USD	640,954	MXN	13,100,000	Barclays Bank PLC	03/19/25	20,535
USD	126,017	MXN	2,600,000	Goldman Sachs International	03/19/25	2,880
USD	43,941	MXN	900,000	HSBC Bank PLC	03/19/25	1,317
USD	43,901	MXN	900,000	JPMorgan Chase Bank N.A.	03/19/25	1,277
USD	178,767	NOK	2,000,000	Barclays Bank PLC	03/19/25	3,106
USD	70,820	NOK	800,000	BNP Paribas SA	03/19/25	555
USD	117,089	NOK	1,300,000	BNP Paribas SA	03/19/25	2,909
USD	140,797	NOK	1,600,000	BNP Paribas SA	03/19/25	268
USD	294,012	NOK	3,300,000	Goldman Sachs International	03/19/25	4,171
USD	316,856	NZD	560,000	Bank of America N.A.	03/19/25	3,295
USD	406,462	NZD	720,000	Bank of America N.A.	03/19/25	3,311
USD	226,707	NZD	390,000	Deutsche Bank AG	03/19/25	8,334
USD	2,849,859	PLN	11,650,000	BNP Paribas SA	03/19/25	37,168
USD	182,536	SEK	2,000,000	Goldman Sachs International	03/19/25	1,022
USD	1,935,420	SEK	21,100,000	Standard Chartered Bank	03/19/25	20,453
USD	104,188	SGD	140,000	Citibank N.A.	03/19/25	1,360
USD	742,735	TWD	24,000,000	Barclays Bank PLC	03/19/25	11,347
USD	49,152	TWD	1,600,000	HSBC Bank PLC	03/19/25	393
USD	236,052	ZAR	4,400,000	Bank of America N.A.	03/19/25	4,496

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	132,431	ZAR	2,500,000	Citibank N.A.	03/19/25	$ 865
USD	608,809	ZAR	11,200,000	JPMorgan Chase Bank N.A.	03/19/25	19,394
						523,168
AUD	2,180,000	USD	1,397,749	Barclays Bank PLC	03/19/25	(48,288)
AUD	960,000	USD	599,276	Goldman Sachs International	03/19/25	(5,018)
AUD	160,000	USD	101,832	Royal Bank of Canada	03/19/25	(2,789)
AUD	340,000	USD	211,919	Royal Bank of Canada	03/19/25	(1,453)
BRL	215,000	USD	35,908	Barclays Bank PLC	03/19/25	(1,557)
CAD	1,130,000	USD	788,473	Deutsche Bank AG	03/19/25	(132)
CAD	90,000	USD	63,905	JPMorgan Chase Bank N.A.	03/19/25	(1,116)
CAD	1,060,000	USD	742,287	JPMorgan Chase Bank N.A.	03/19/25	(2,781)
CAD	130,000	USD	91,681	Standard Chartered Bank	03/19/25	(987)
CAD	150,000	USD	105,798	Standard Chartered Bank	03/19/25	(1,151)
CHF	360,000	USD	405,426	Barclays Bank PLC	03/19/25	(5,539)
CLP	431,000,000	USD	440,970	Goldman Sachs International	03/19/25	(7,993)
COP	290,000,000	USD	66,267	Barclays Bank PLC	03/19/25	(1,115)
COP	330,000,000	USD	74,849	Barclays Bank PLC	03/19/25	(710)
COP	410,000,000	USD	93,296	BNP Paribas SA	03/19/25	(1,184)
COP	2,620,000,000	USD	598,089	Citibank N.A.	03/19/25	(9,472)
CZK	2,090,000	USD	87,731	Goldman Sachs International	03/19/25	(1,710)
EUR	150,000	USD	157,240	Australia & New Zealand Bank Group	03/19/25	(1,345)
EUR	340,000	USD	358,626	Citibank N.A.	03/19/25	(5,265)
EUR	620,000	USD	653,995	Goldman Sachs International	03/19/25	(9,631)
EUR	1,380,000	USD	1,438,399	HSBC Bank PLC	03/19/25	(4,170)
EUR	210,000	USD	220,804	Standard Chartered Bank	03/19/25	(2,552)
GBP	650,000	USD	822,055	Barclays Bank PLC	03/19/25	(8,785)
GBP	850,000	USD	1,077,781	Barclays Bank PLC	03/19/25	(14,274)
GBP	260,000	USD	325,363	Goldman Sachs International	03/19/25	(55)
HUF	160,000,000	USD	408,968	HSBC Bank PLC	03/19/25	(7,708)
HUF	47,000,000	USD	120,309	Morgan Stanley & Co. International PLC	03/19/25	(2,438)
IDR	16,870,000,000	USD	1,052,533	Citibank N.A.	03/19/25	(16,871)
IDR	950,000,000	USD	59,284	Deutsche Bank AG	03/19/25	(963)
INR	62,700,000	USD	734,098	Barclays Bank PLC	03/19/25	(7,133)
INR	31,700,000	USD	368,097	Deutsche Bank AG	03/19/25	(557)
JPY	284,000,000	USD	1,885,934	UBS AG	03/19/25	(65,855)
KRW	126,480,000	USD	86,100	Barclays Bank PLC	03/19/25	(249)
KRW	142,500,000	USD	99,536	Citibank N.A.	03/19/25	(2,811)
KRW	1,282,500,000	USD	895,332	JPMorgan Chase Bank N.A.	03/19/25	(24,807)
NOK	6,600,000	USD	594,018	Citibank N.A.	03/19/25	(14,336)
NOK	1,200,000	USD	105,759	Goldman Sachs International	03/19/25	(363)
NZD	2,570,000	USD	1,490,258	UBS AG	03/19/25	(51,235)
PLN	2,000,000	USD	488,695	Barclays Bank PLC	03/19/25	(5,829)
PLN	250,000	USD	61,388	Goldman Sachs International	03/19/25	(1,029)
PLN	450,000	USD	109,582	Goldman Sachs International	03/19/25	(938)
SEK	3,100,000	USD	282,208	Deutsche Bank AG	03/19/25	(862)
SEK	4,300,000	USD	394,442	Goldman Sachs International	03/19/25	(4,188)
SEK	5,700,000	USD	522,650	Goldman Sachs International	03/19/25	(5,337)
SEK	2,600,000	USD	236,491	Royal Bank of Canada	03/19/25	(523)
SGD	140,000	USD	104,616	Barclays Bank PLC	03/19/25	(1,788)
SGD	35,000	USD	25,902	Goldman Sachs International	03/19/25	(195)
SGD	970,000	USD	717,530	Goldman Sachs International	03/19/25	(5,081)
SGD	520,000	USD	383,908	HSBC Bank PLC	03/19/25	(1,977)
SGD	565,000	USD	418,122	HSBC Bank PLC	03/19/25	(3,139)
SGD	920,000	USD	683,293	Morgan Stanley & Co. International PLC	03/19/25	(7,569)
SGD	310,000	USD	231,512	Societe Generale	03/19/25	(3,822)
THB	16,800,000	USD	499,380	Deutsche Bank AG	03/19/25	(4,171)
THB	22,200,000	USD	658,222	HSBC Bank PLC	03/19/25	(3,839)
TWD	4,400,000	USD	136,198	HSBC Bank PLC	03/19/25	(2,110)
TWD	9,300,000	USD	287,900	Standard Chartered Bank	03/19/25	(4,487)
USD	229,995	CAD	330,000	BNP Paribas SA	03/19/25	(229)
USD	89,087	CLP	89,000,000	Bank of America N.A.	03/19/25	(322)
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	59,250	HKD	460,000	HSBC Bank PLC	03/19/25	$ (36)
USD	239,980	HUF	96,000,000	Barclays Bank PLC	03/19/25	(777)
USD	50,015	HUF	20,000,000	HSBC Bank PLC	03/19/25	(143)
USD	67,549	PHP	4,000,000	Citibank N.A.	03/19/25	(884)
USD	142,552	PHP	8,400,000	Citibank N.A.	03/19/25	(1,158)
USD	464,413	THB	15,800,000	Barclays Bank PLC	03/19/25	(1,319)
USD	205,735	THB	7,100,000	JPMorgan Chase Bank N.A.	03/19/25	(3,550)
ZAR	25,600,000	USD	1,438,105	Goldman Sachs International	03/19/25	(90,871)
						(490,571)
						$ 32,597
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	22,089	$ 1,739,825	$ 1,872,631	$ (132,806)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	48,321	1,096,820	1,113,507	(16,687)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	3,530	293,549	331,369	(37,820)
							$ 3,130,194	$ 3,317,507	$ (187,313)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.92%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	590	$ (865)	$ (13)	$ (852)
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	280	(1,072)	(324)	(748)
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	20	(92)	(60)	(32)
1.89%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	340	1,264	428	836
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	240	(30)	(373)	343
3.49%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	510	1,958	1,190	768
3.53%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	500	56	(40)	96
US CPI for All Urban Consumers NSA	At Termination	2.47%	At Termination	12/23/34	USD	330	24	(187)	211
US CPI for All Urban Consumers NSA	At Termination	2.43%	At Termination	12/24/34	USD	710	(2,294)	24	(2,318)
US CPI for All Urban Consumers NSA	At Termination	2.50%	At Termination	12/30/34	USD	330	914	7	907
US CPI for All Urban Consumers NSA	At Termination	2.49%	At Termination	12/31/34	USD	700	1,186	43	1,143
							$ 1,049	$ 695	$ 354

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.95%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	34,444	$ 107,615	$ 44,243	$ 63,372
1.96%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	16,810	48,530	(6,334)	54,864
2.01%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	68,510	129,666	1,216	128,450
2.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	18,030	12,181	1,053	11,128
2.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	16,960	13,600	12,196	1,404
1-day SOFR, 4.49%	Annual	3.82%	Annual	03/19/25 (a)	03/19/27	USD	18,254	(76,122)	(8,519)	(67,603)
1-day SOFR, 4.49%	Annual	3.84%	Annual	03/19/25 (a)	03/19/27	USD	37,090	(141,130)	(14,053)	(127,077)
1-day SOFR, 4.49%	Annual	3.85%	Annual	03/19/25 (a)	03/19/27	USD	8,900	(31,885)	7,762	(39,647)
1-day SOFR, 4.49%	Annual	3.89%	Annual	03/19/25 (a)	03/19/27	USD	27,999	(80,020)	28,538	(108,558)
1-day SOFR, 4.49%	Annual	3.97%	Annual	03/19/25 (a)	03/19/27	USD	9,780	(13,718)	3,455	(17,173)
3.99%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/27	GBP	6,920	31,355	(3,554)	34,909
1-day SOFR, 4.49%	Annual	4.03%	Annual	03/19/25 (a)	03/19/27	USD	9,280	(3,282)	(52)	(3,230)
4.03%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/27	GBP	7,830	29,317	4,416	24,901
1-day SOFR, 4.49%	Annual	4.12%	Annual	03/19/25 (a)	03/19/27	USD	18,210	27,366	5,284	22,082
6-mo. EURIBOR, 2.57%	Semi-Annual	1.96%	Annual	03/19/25 (a)	03/19/28	EUR	36,280	(205,334)	(11,886)	(193,448)
1-day CORRA, 3.25%	Semi-Annual	2.75%	Semi-Annual	03/19/25 (a)	03/19/28	CAD	17,140	27,763	(9,802)	37,565
3.73%	Quarterly	3-mo. BBSW, 4.42%	Quarterly	03/19/25 (a)	03/19/28	AUD	4,100	545	17	528
3.75%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/28	USD	10,120	80,805	13,339	67,466
1-day SONIA, 4.70%	Annual	3.87%	Annual	03/19/25 (a)	03/19/28	GBP	5,730	(44,618)	(2,764)	(41,854)
1-day TIIEFONDEO, 10.20%	Monthly	9.11%	Monthly	03/19/25 (a)	03/13/30	MXN	14,570	(1,080)	7	(1,087)
0.36%	Annual	1-day SSARON, 0.45%	Annual	03/19/25 (a)	03/19/30	CHF	330	(3,555)	938	(4,493)
3-mo. STIBOR, 2.54%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	2,600	(6,412)	152	(6,564)
3-mo. STIBOR, 2.54%	Quarterly	1.94%	Annual	03/19/25 (a)	03/19/30	SEK	6,520	(15,860)	7	(15,867)
6-mo. EURIBOR, 2.57%	Semi-Annual	1.99%	Annual	03/19/25 (a)	03/19/30	EUR	14,159	(159,103)	(40,531)	(118,572)
3-mo. STIBOR, 2.54%	Quarterly	2.00%	Annual	03/19/25 (a)	03/19/30	SEK	5,960	(12,856)	(270)	(12,586)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.01%	Annual	03/19/25 (a)	03/19/30	EUR	6,910	(70,270)	7,136	(77,406)
2.03%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	33,600	(2,727)	11	(2,738)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.03%	Annual	03/19/25 (a)	03/19/30	EUR	17,780	(164,557)	26,064	(190,621)
2.04%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	21,830	(1,939)	7	(1,946)
3-mo. STIBOR, 2.54%	Quarterly	2.04%	Annual	03/19/25 (a)	03/19/30	SEK	6,720	(13,279)	(219)	(13,060)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.04%	Annual	03/19/25 (a)	03/19/30	EUR	28,180	(239,686)	15,508	(255,194)
1-day SORA, 2.11%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	2,542	(48,678)	22	(48,700)
1-day SORA, 2.11%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,058	(19,897)	9	(19,906)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.11%	Annual	03/19/25 (a)	03/19/30	EUR	6,980	(36,451)	(11,323)	(25,128)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.13%	Annual	03/19/25 (a)	03/19/30	EUR	8,240	(35,842)	2,549	(38,391)
3-mo. STIBOR, 2.54%	Quarterly	2.16%	Annual	03/19/25 (a)	03/19/30	SEK	6,480	(9,604)	845	(10,449)
3-mo. STIBOR, 2.54%	Quarterly	2.26%	Annual	03/19/25 (a)	03/19/30	SEK	6,140	(6,539)	1,030	(7,569)
3-mo. STIBOR, 2.54%	Quarterly	2.31%	Annual	03/19/25 (a)	03/19/30	SEK	5,170	(4,506)	1,199	(5,705)
3-mo. STIBOR, 2.54%	Quarterly	2.41%	Annual	03/19/25 (a)	03/19/30	SEK	6,370	(2,740)	473	(3,213)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	967	(392)	8	(400)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	164	(89)	1	(90)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	209	(120)	2	(122)
3-mo. KRW CDC, 3.39%	Quarterly	2.66%	At Termination	03/19/25 (a)	03/19/30	KRW	878,020	(833)	8	(841)
2.72%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	3,220	16,660	5	16,655
2.78%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	11,730	56,421	17	56,404
2.96%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	3,890	186,016	1,181	184,835
6-mo. PRIBOR, 3.79%	Semi-Annual	3.02%	Annual	03/19/25 (a)	03/19/30	CZK	19,180	(23,001)	9	(23,010)
3.04%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	810	35,713	(47)	35,760
6-mo. PRIBOR, 3.79%	Semi-Annual	3.05%	Annual	03/19/25 (a)	03/19/30	CZK	33,590	(38,439)	16	(38,455)
6-mo. PRIBOR, 3.79%	Semi-Annual	3.36%	Annual	03/19/25 (a)	03/19/30	CZK	13,220	(7,292)	6	(7,298)
3.38%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	5,090	7,173	7	7,166
6-mo. PRIBOR, 3.79%	Semi-Annual	3.39%	Annual	03/19/25 (a)	03/19/30	CZK	11,950	(6,083)	6	(6,089)
3-mo. BBR, 4.78%	Quarterly	3.65%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	1,040	3,803	7	3,796
3.69%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	15,680	234,827	7,107	227,720
3.69%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	7,681	117,128	11,804	105,324
3.71%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	3,770	53,123	(4,605)	57,728
3.72%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	11,777	162,634	(10,460)	173,094
3.74%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	2,180	28,431	8,132	20,299
3-mo. BBR, 4.78%	Quarterly	3.76%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	580	3,846	4	3,842
3.77%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	470	5,469	26	5,443
3-mo. BBR, 4.78%	Quarterly	3.78%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	570	4,022	4	4,018
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	13,620	$ 158,078	$ 9,560	$ 148,518
1-day SONIA, 4.70%	Annual	3.80%	Annual	03/19/25 (a)	03/19/30	GBP	1,270	(14,686)	2,548	(17,234)
3.86%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	3,100	25,728	895	24,833
3.88%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	4,360	28,596	(5,504)	34,100
3.91%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	6,030	35,495	33,883	1,612
3.93%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	3,920	16,401	118	16,283
1-day SONIA, 4.70%	Annual	4.01%	Annual	03/19/25 (a)	03/19/30	GBP	170	(61)	2	(63)
4.03%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	100	12	113	(101)
1-day SOFR, 4.49%	Annual	4.10%	Annual	03/19/25 (a)	03/19/30	USD	15,540	46,994	40,774	6,220
4.10%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	4,780	42,828	14	42,814
4.18%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	2,300	18,681	7	18,674
4.40%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	1,278	7,443	4	7,439
4.42%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	852	4,786	2	4,784
4.91%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	2,530	1,596	7	1,589
3-mo. JIBAR, 7.75%	Quarterly	7.46%	Quarterly	03/19/25 (a)	03/19/30	ZAR	12,290	(9,104)	8	(9,112)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.11%	Annual	03/19/25 (a)	03/19/35	EUR	3,600	(80,031)	(568)	(79,463)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.12%	Annual	03/19/25 (a)	03/19/35	EUR	14,640	(317,006)	(67,735)	(249,271)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.12%	Annual	03/19/25 (a)	03/19/35	EUR	2,020	(42,563)	3,311	(45,874)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.23%	Annual	03/19/25 (a)	03/19/35	EUR	460	(4,977)	434	(5,411)
3.68%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	4,400	138,193	125,754	12,439
3.81%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/35	GBP	4,230	107,727	(5,871)	113,598
1-day SONIA, 4.70%	Annual	3.83%	Annual	03/19/25 (a)	03/19/35	GBP	880	(20,341)	2,688	(23,029)
1-day SONIA, 4.70%	Annual	3.90%	Annual	03/19/25 (a)	03/19/35	GBP	3,570	(56,431)	4,990	(61,421)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/25 (a)	03/19/35	GBP	3,310	(43,572)	(25,343)	(18,229)
4.00%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	4,290	24,118	22,076	2,042
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/35	GBP	3,650	4,833	28,928	(24,095)
4.13%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	8,610	(42,633)	(36,059)	(6,574)
1.91%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	9,770	514,741	(14,937)	529,678
1.92%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	1,140	57,197	3,864	53,333
1.94%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	820	37,962	(882)	38,844
2.04%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	370	9,130	(1,442)	10,572
1-day SOFR, 4.49%	Annual	3.53%	Annual	03/19/25 (a)	03/19/55	USD	2,100	(142,666)	1,779	(144,445)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/25 (a)	03/19/55	GBP	5,540	(326,045)	18,655	(344,700)
1-day SONIA, 4.70%	Annual	4.16%	Annual	03/19/25 (a)	03/19/55	GBP	1,880	(21,755)	(24,519)	2,764
								$ 54,738	$ 198,961	$ (144,223)

(a)	Forward Swap.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 3,825,439	$ (308,276)	$ 2,423,193	$ (2,754,375)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 6,916	$ —	$ 6,916

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 523,168	$ —	$ —	$ 523,168
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,418,889	4,304	2,423,193
	$ —	$ —	$ —	$ 523,168	$ 2,425,805	$ 4,304	$ 2,953,277
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,063,465	$ —	$ 1,063,465
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	490,571	—	—	490,571
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	187,313	—	—	2,563,112	3,950	2,754,375
	$ —	$ 187,313	$ —	$ 490,571	$ 3,626,577	$ 3,950	$ 4,308,411

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 2,264,979	$ —	$ 2,264,979
Forward foreign currency exchange contracts	—	—	—	(98,261)	—	—	(98,261)
Swaps	—	(334,070)	—	—	(199,860)	611,261	77,331
	$ —	$ (334,070)	$ —	$ (98,261)	$ 2,065,119	$ 611,261	$ 2,244,049
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,646,789)	$ —	$ (3,646,789)
Forward foreign currency exchange contracts	—	—	—	133,041	—	—	133,041
Swaps	—	(696,026)	—	—	(476,055)	(201,045)	(1,373,126)
	$ —	$ (696,026)	$ —	$ 133,041	$ (4,122,844)	$ (201,045)	$ (4,886,874)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$157,053,266
Average notional value of contracts — short	22,209,490
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	46,266,875
Average amounts sold — in USD	42,959,391
Credit default swaps:
Average notional value — buy protection	23,289,995
Average notional value — sell protection	32,994,901
Interest rate swaps:
Average notional value — pays fixed rate	247,552,593
Average notional value — receives fixed rate	279,926,946
Inflation swaps:
Average notional value — pays fixed rate	5,869,995
Average notional value — receives fixed rate	6,952,081
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 6,596	$ 97,466
Forward foreign currency exchange contracts	523,168	490,571
Swaps — centrally cleared	428,725	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	958,489	588,037
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(435,321)	(97,466)
Total derivative assets and liabilities subject to an MNA	$ 523,168	$ 490,571
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Australia & New Zealand Bank Group	$ 147	$ (147)	$ —	$ —	$ —
Bank of America N.A.	12,465	(322)	—	—	12,143
Barclays Bank PLC	88,491	(88,491)	—	—	—
BNP Paribas SA	61,846	(1,413)	—	—	60,433
Citibank N.A.	74,827	(50,797)	—	—	24,030
Deutsche Bank AG	22,091	(6,685)	—	—	15,406
Goldman Sachs International	16,419	(16,419)	—	—	—
HSBC Bank PLC	26,560	(23,122)	—	—	3,438
JPMorgan Chase Bank N.A.	31,498	(31,498)	—	—	—
Morgan Stanley & Co. International PLC	4,066	(4,066)	—	—	—
Natwest Markets PLC	17,849	—	—	—	17,849
Royal Bank of Canada	125,062	(4,765)	—	—	120,297
Standard Chartered Bank	39,491	(9,177)	—	—	30,314
UBS AG	2,356	(2,356)	—	—	—
	$ 523,168	$ (239,258)	$ —	$ —	$ 283,910

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Australia & New Zealand Bank Group	$ 1,345	$ (147)	$ —	$ —	$ 1,198
Bank of America N.A.	322	(322)	—	—	—
Barclays Bank PLC	97,363	(88,491)	—	—	8,872
BNP Paribas SA	1,413	(1,413)	—	—	—
Citibank N.A.	50,797	(50,797)	—	—	—
Deutsche Bank AG	6,685	(6,685)	—	—	—
Goldman Sachs International	132,409	(16,419)	—	—	115,990
HSBC Bank PLC	23,122	(23,122)	—	—	—
JPMorgan Chase Bank N.A.	32,254	(31,498)	—	—	756
Morgan Stanley & Co. International PLC	10,007	(4,066)	—	—	5,941
Royal Bank of Canada	4,765	(4,765)	—	—	—
Societe Generale	3,822	—	—	—	3,822
Standard Chartered Bank	9,177	(9,177)	—	—	—
UBS AG	117,090	(2,356)	—	—	114,734
	$ 490,571	$ (239,258)	$ —	$ —	$ 251,313

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,850,596	$ —	$ 48,850,596
Common Stocks	—	—	1	1
Corporate Bonds	—	236,345,025	—	236,345,025
Foreign Agency Obligations	—	2,903,593	—	2,903,593
Municipal Bonds	—	3,637,093	—	3,637,093
Non-Agency Mortgage-Backed Securities	—	87,678,127	—	87,678,127
U.S. Government Sponsored Agency Securities	—	200,081,401	—	200,081,401
U.S. Treasury Obligations	—	133,507,625	—	133,507,625
Short-Term Securities
Money Market Funds	34,928,678	—	—	34,928,678
Liabilities
Investments
TBA Sale Commitments	—	(1,354,750)	—	(1,354,750)
	$34,928,678	$711,648,710	$1	$746,577,389
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 523,168	$ —	$ 523,168
Interest Rate Contracts	6,916	2,418,889	—	2,425,805
Other Contracts	—	4,304	—	4,304
Liabilities
Credit Contracts	—	(187,313)	—	(187,313)
Foreign Currency Exchange Contracts	—	(490,571)	—	(490,571)
Interest Rate Contracts	(1,063,465)	(2,563,112)	—	(3,626,577)
Other Contracts	—	(3,950)	—	(3,950)
	$(1,056,549)	$(298,585)	$—	$(1,355,134)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Master Portfolio Schedule of Investments

Statement of Assets and Liabilities
December 31, 2024

Advantage CoreAlpha Bond Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 713,003,461
Investments, at value — affiliated(c)	34,928,678
Cash pledged:
Collateral — OTC derivatives	270,000
Futures contracts	2,220,000
Centrally cleared swaps	4,718,000
Foreign currency, at value(d)	2,979,833
Receivables:
Investments sold	1,936
Securities lending income — affiliated	6,542
TBA sale commitments	1,392,083
Dividends — unaffiliated	37,667
Dividends — affiliated	383
Interest — unaffiliated	5,598,665
Principal paydowns	1,903
Variation margin on futures contracts	6,596
Variation margin on centrally cleared swaps	428,725
Unrealized appreciation on forward foreign currency exchange contracts	523,168
Prepaid expenses	5,404
Total assets	766,123,044
LIABILITIES
Bank overdraft	519
Collateral on securities loaned	20,242,222
TBA sale commitments, at value(e)	1,354,750
Payables:
Investments purchased	44,736,818
Withdrawals to investors	322,750
Investment advisory fees	142,282
Trustees’ fees	81
Professional fees	48,728
Variation margin on futures contracts	97,466
Unrealized depreciation on forward foreign currency exchange contracts	490,571
Total liabilities	67,436,187
Commitments and contingent liabilities
NET ASSETS	$ 698,686,857
NET ASSETS CONSIST OF
Investors’ capital	$ 743,039,229
Net unrealized appreciation (depreciation)	(44,352,372)
NET ASSETS	$ 698,686,857
(a) Investments, at cost—unaffiliated	$755,949,641
(b) Securities loaned, at value	$19,418,150
(c) Investments, at cost—affiliated	$34,917,400
(d) Foreign currency, at cost	$3,079,502
(e) Proceeds from TBA sale commitments	$1,392,083
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Advantage CoreAlpha Bond Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$292,847
Interest — unaffiliated	32,607,945
Securities lending income — affiliated — net	124,834
Total investment income	33,025,626
EXPENSES
Investment advisory	1,677,644
Professional	45,390
Trustees	12,222
Total expenses	1,735,256
Less:
Fees waived and/or reimbursed by the Manager	(61,601)
Total expenses after fees waived and/or reimbursed	1,673,655
Net investment income	31,351,971
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,280,201)
Investments — affiliated	(2,413)
Forward foreign currency exchange contracts	(98,261)
Foreign currency transactions	(208,170)
Futures contracts	2,264,979
Swaps	77,331
(5,246,735)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(8,116,606)
Investments — affiliated	(6,743)
Forward foreign currency exchange contracts	133,041
Foreign currency translations	(145,819)
Futures contracts	(3,646,789)
Swaps	(1,373,126)
(13,156,042)
Net realized and unrealized loss	(18,402,777)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,949,194
See notes to financial statements.
Master Portfolio Statement of Operations

Statements of Changes in Net Assets

	Advantage CoreAlpha Bond Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,351,971	$32,544,894
Net realized loss	(5,246,735)	(60,641,566)
Net change in unrealized appreciation (depreciation)	(13,156,042)	64,129,351
Net increase in net assets resulting from operations	12,949,194	36,032,679
CAPITAL TRANSACTIONS
Proceeds from contributions	129,247,215	161,931,861
Value of withdrawals	(162,294,199)	(518,545,753)
Net decrease in net assets derived from capital transactions	(33,046,984)	(356,613,892)
NET ASSETS
Total decrease in net assets	(20,097,790)	(320,581,213)
Beginning of year	718,784,647	1,039,365,860
End of year	$698,686,857	$718,784,647
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Advantage CoreAlpha Bond Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	2.13%	5.41%	(14.21)%	(1.88)%	8.93%
Ratios to Average Net Assets(a)
Total expenses	0.25%	0.25%	0.24%	0.24%	0.24%
Total expenses after fees waived and/or reimbursed	0.24%	0.24%	0.23%	0.23%	0.23%
Net investment income	4.49%	3.63%	2.56%	2.05%	2.48%
Supplemental Data
Net assets, end of year (000)	$698,687	$718,785	$1,039,366	$1,488,952	$1,805,368
Portfolio turnover rate(b)	142%	201%	205%	219%	410%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	118%	107%	123%	261%
See notes to financial statements.
Master Portfolio Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 3,448,024	$ (3,448,024)	$ —	$ —
Barclays Capital, Inc.	232,812	(232,812)	—	—
BMO Capital Markets Corp.	200,259	(200,259)	—	—
BNP Paribas SA	1,768,291	(1,768,291)	—	—
BofA Securities, Inc.	185,126	(185,126)	—	—
Citadel Clearing LLC	49,123	(49,123)	—	—
Citigroup Global Markets, Inc.	1,079,161	(1,079,161)	—	—
Deutsche Bank Securities, Inc.	1,208,821	(1,208,821)	—	—
Goldman Sachs & Co. LLC	1,404,013	(1,404,013)	—	—
J.P. Morgan Securities LLC	3,419,986	(3,419,986)	—	—
Jefferies LLC	165,325	(165,325)	—	—
Morgan Stanley	1,942,172	(1,942,172)	—	—
Pershing LLC	151,659	(151,659)	—	—
RBC Capital Markets LLC	3,087,960	(3,087,960)	—	—
Scotia Capital, Inc.	318,047	(318,047)	—	—
State Street Bank & Trust Co.	45,494	(45,494)	—	—
UBS Securities LLC	216,105	(216,105)	—	—
Wells Fargo Securities LLC	495,772	(495,772)	—	—
	$ 19,418,150	$ (19,418,150)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20
With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $57,612.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the year ended December 31, 2024, the amount waived was $3,989.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $40,811 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
Advantage CoreAlpha Bond Master Portfolio	$ 832,685,690	$ (812,410,301)	$ 156,042,917	$ (181,409,738)
For the year ended December 31, 2024, purchases and sales related to mortgage dollar rolls were $317,573,242 and $317,566,284, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage CoreAlpha Bond Master Portfolio	$ 790,872,945	$ 6,511,973	$ (49,905,787)	$ (43,393,814)
9.
BANK BORROWINGS
MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio II and Investors of Advantage CoreAlpha Bond Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Advantage CoreAlpha Bond Master Portfolio (constituting Master Investment Portfolio II, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and/or MIP II Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund/MIP II
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

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Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: February 24, 2025

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